Summary of Significant Accounting Policies - Summary of Movements Allowance for Doubtful Accounts (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Impact of adoption			¥ 784
Beginning balance	¥ 7,089		784
Allowance arisen from business combination	6,623
Additional allowance for credit losses, net of recoveries	15,498	$ 2,432	6,305
Ending balance	¥ 29,210		¥ 7,089